Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2021
Investments accounted for using equity method [Line Items]
Disclosure Of Equity Shares Held In Equity Accounted Investees [Table Text Block]
	As of March 31,
	2021		2020
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	3,307	Rs.	2,714
Equity shares held in DRES Energy Private Limited, India		68		49
	Rs.	3,375	Rs.	2,763

Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2021		2020		2019
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	8,778	Rs.	6,925	Rs.	6,195
Total non-current assets		892		732		374
Total assets	Rs.	9,670	Rs.	7,657	Rs.	6,569
Equity	Rs.	6,088	Rs.	4,931	Rs.	4,448
Total current liabilities		3,582		2,726		2,121
Total equity and liabilities	Rs.	9,670	Rs.	7,657	Rs.	6,569
Revenues	Rs.	9,017	Rs.	7,679	Rs.	7,436
Expenses		8,117		6,554		6,558
Profit for the year	Rs.	900	Rs.	1,125	Rs.	878
Company’s share of profits for the year	Rs.	461	Rs.	577	Rs.	449
Carrying value of the Company’s investment (1)	Rs.	3,307	Rs.	2,714	Rs.	2,464
Translation adjustment arising out of translation of foreign currency balances	Rs.	438	Rs.	306	Rs.	241

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2021		2020		2019
Carrying value of the Company’s investment	Rs.	68	Rs.	49	Rs.	65
Company’s share of profits for the year		19		(16)		(11)